OTHER INTANGIBLE ASSETS (Schedule Of Finite Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 8,422	$ 8,422
Accumulated Amortization	(2,136)	(1,717)
Intangible Assets, Net	6,286	6,705
Minimum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (in Years)	15 years
Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (in Years)	20 years
Technical Library [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (in Years)	20 years
Gross Carrying Amount	700	700
Accumulated Amortization	(178)	(145)
Intangible Assets, Net	522	555
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	7,722	7,722
Accumulated Amortization	(1,958)	(1,572)
Intangible Assets, Net	$ 5,764	$ 6,150
Customer Relationships [Member] | Minimum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (in Years)	15 years
Customer Relationships [Member] | Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (in Years)	20 years